Leases - Future Minimum Lease Payments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 37,485
2023	34,510
2024	10,100
2025	4,593
2026 and thereafter	0
Total undiscounted cash flows	86,688
Less: imputed interest	(5,131)
Total	¥ 81,557	¥ 91,654